PREFERRED STOCK (Details Narrative) - USD ($)			12 Months Ended
	Mar. 03, 2023	Feb. 02, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Preferred stock, shares authorized			35,000,000	35,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, designated value					$ 1,000
Preferred stock, shares issued			10,000,000	10,000,000	10,000,000
Series A Preferred Stock [Member]
Transferred ownership of preferred shares	5,000,000
Description of preferred stock, Voting rights			10,000,000 Series A preferred which carries super voting rights. Each preferred share carries 20 votes
Business acquisition transaction description		owned and controlled by Firestone and McKenzie, acquired Elite Beverage International through a 1:1 preferred share exchange as follows. 10,000,000 Series A preferred shares of Elite Performance Holdings Corp. in exchange for 10,000,000 Series A preferred shares of Elite Beverage International Inc